Income Taxes - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Income Taxes
Current federal tax expense	$ 19,860
Provincial current income tax expense	523
Deferred federal income tax expense	(2,679)
Provincial deferred income tax (recovery)	(161)
Increase (Decrease) in Deferred Income Tax Expense (Benefit)	$ 14,300
Percentage of income before income taxes	25.00%	25.00%	23.00%
Percentage of current income tax expense	19.00%	28.00%	27.00%
Undistributed Earnings of Foreign Subsidiaries	$ 1,383,700
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 6,000